Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	HEALTH CARE REIT INC /DE/
Entity Central Index Key	0000766704
Document Type	8-K
Document Period End date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9,247,925,005.62
Entity Common Stock Shares Outstanding		192,618,772